Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The information below presents the relationship between the compensation of our named executive officer and certain performance measures in accordance with Item 402(v) of Regulation S-K. For a discussion of our compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.

Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)		Average Compensation Actually Paid to Non-PEO NEOs ($)	(2)	Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(4)	Net (Loss) Income, in thousands ($)	Normalized FFO per Share ($)(5)
2022	16,660,855	(11,758,654)	7,006,710	(6)	(2,389,306)	(6)	44	68	(76,303)	6.76
2021	21,088,057	32,642,206	7,711,773	(6)	11,892,497	(6)	90	103	480,632	6.58
2020	15,194,726	9,617,334	6,741,540	(6)	4,241,771	(6)	71	78	414,758	6.85

Company Selected Measure Name	Normalized FFO per share
Named Executive Officers, Footnote [Text Block]	Non-PEO named executive officers for 2022, 2021 and 2020 includes Messrs. Mathias, DiLiberto and Levine.
Peer Group Issuers, Footnote [Text Block]	Represents the TSR for the benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: Alexandria Real Estate Equities, Inc., Boston Properties, Inc., Douglas Emmett, Inc., Empire State Realty Trust, Inc., Hudson Pacific Properties, Inc., Kennedy-Wilson Holdings, Inc., Kilroy Realty Corporation, Ladder Capital Corp, Paramount Group, Inc. and Vornado Realty Trust.
PEO Total Compensation Amount	$ 16,660,855	$ 21,088,057	$ 15,194,726
PEO Actually Paid Compensation Amount	$ (11,758,654)	32,642,206	9,617,334
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Holliday during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards ($)(a)	Fair Value of Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	16,660,855	(14,284,701)	(14,134,808)	(11,758,654)
2021	21,088,057	(18,099,677)	29,653,826	32,642,206
2020	15,194,726	(12,643,310)	7,065,918	9,617,334
(a)	Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)(i)
2022	4,807,388	(14,493,069)	683,334	(2,002,870)	(4,842,970)	1,713,380	(14,134,808)
2021	25,933,302	2,631,512	1,318,015	(1,636,532)	—	1,407,529	29,653,826
2020	8,918,153	(3,385,784)	982,595	—	—	550,954	7,065,918
(i)	The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 7,006,710	7,711,773	6,741,540
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,389,306)	11,892,497	4,241,771
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than Mr. Holliday as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Holliday) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Fair Value of Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	7,006,710	(6,036,720)	(3,359,296)	(2,389,306)
2021	7,711,773	(6,677,199)	10,530,465	11,892,497
2020	6,741,540	(4,872,895)	2,700,584	4,241,771
(a)	Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year(i)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)
2022	1,882,454	(4,551,556)	905,033	(638,835)	(1,544,649)	588,257	(3,359,296)
2021	8,850,588	884,588	853,696	(543,494)	—	485,088	10,530,465
2020	2,947,962	(1,311,858)	863,668	—	—	200,812	2,700,584
(i)	The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID VS. TSR
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID VS. NET INCOME (LOSS)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	COMPENSATION ACTUALLY PAID VS. NORMALIZED FFO PER SHARE
Tabular List [Table Text Block]

Tabular List of Performance Measures

The following table lists the performance measures that we consider to be the most important performance measures we use to link compensation actually paid to its named executive officers for the most recently completed fiscal year to our performance.

Performance Measure

●	Normalized FFO per Share
●	Relative TSR
●	Annual Same Store Cash NOI Growth
●	Funds Available for Distribution
●	Debt/EBITDA Ratio
●	Manhattan Office Same Store Leased Occupancy
●	Manhattan Office Leasing Volume

Total Shareholder Return Amount	$ 44	90	71
Peer Group Total Shareholder Return Amount	68	103	78
Net Income (Loss)	$ (76,303,000)	$ 480,632,000	$ 414,758,000
Company Selected Measure Amount	6.76	6.58	6.85
PEO Name	Mr. Holliday	Mr. Holliday	Mr. Holliday
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Normalized FFO per Share
Non-GAAP Measure Description [Text Block]	Normalized FFO per share represents reported FFO per share as adjusted for non-cash fair value adjustments, gains or losses on the early extinguishment of debt and other adjustments for comparability between periods.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Annual Same Store Cash NOI Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Funds Available for Distribution
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Debt/EBITDA Ratio
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Manhattan Office Same Store Leased Occupancy
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Manhattan Office Leasing Volume
P E O Member Less Summary Compensation Table Valueof Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,284,701)	$ (18,099,677)	$ (12,643,310)
P E O Member Fair Valueof Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,134,808)	29,653,826	7,065,918
P E O Member Year End Fair Valueof Equity Awards Grantedinthe Yearand Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,807,388	25,933,302	8,918,153
P E O Member Yearover Year Changein Fair Valueof Outstandingand Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,493,069)	2,631,512	(3,385,784)
P E O Member Fair Valueasof Vesting Dateof Equity Awards Grantedand Vestedinthe Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	683,334	1,318,015	982,595
P E O Member Yearover Year Changein Fair Valueof Equity Awards Grantedin Prior Yearsthat Vestedinthe Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,002,870)	(1,636,532)	0
P E O Member Fair Valueatthe Endofthe Prior Yearof Equity Awardsthat Failedto Meet Vesting Conditionsinthe Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,842,970)	0	0
P E O Member Value Of Dividends Or Other Earnings Paid On Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,713,380	1,407,529	550,954
P E O Member Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,134,808)	29,653,826	7,065,918
Non P E O N E O Member Less Average Summary Compensation Table Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,036,720)	(6,677,199)	(4,872,895)
Non P E O N E O Member Average Fair Value Of Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,359,296)	10,530,465	2,700,584
Non P E O N E O Member Average Year End Fair Value Of Equity Awards Granted In The Year And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,882,454	8,850,588	2,947,962
Non P E O N E O Member Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,551,556)	884,588	(1,311,858)
Non P E O N E O Member Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	905,033	853,696	863,668
Non P E O N E O Member Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(638,835)	(543,494)	0
Non P E O N E O Member Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,544,649)	0	0
Non P E O N E O Member Average Value Of Dividends Or Other Earnings Paid On Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	588,257	485,088	200,812
Non P E O N E O Member Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,359,296)	$ 10,530,465	$ 2,700,584